LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Year Ended December 31,
	2019	2020	2021
Net loss attributable to ordinary shareholders	(499,606)	(456,533)	(669,810)
Weighted average number of ordinary shares-basic and diluted	163,671,577	164,786,631	165,866,901
Net loss per ordinary share-basic and diluted	(3.05)	(2.77)	(4.04)

Summary of share options outstanding excluded from calculation of diluted loss per share

	As of December 31,
	2019	2020	2021
Share options and restricted share units	9,311,906	9,436,372	8,312,535